Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use right has a term of 50 years and expires on March 15, 2057. The Company amortizes the land use rights over the term of the respective land use right. For the nine months ended September 30, 2013 and 2012, amortization of land use rights amounted to $60,355 and $59,444, respectively. At September 30, 2013 and December 31, 2012, land use rights consisted of the following:

		September 30,	December 31,
	Useful Life	2013	2012
Land use rights	50 years	$4,074,050	$3,967,561
Others		6,222	6,059
		4,080,272	3,973,620
Less: accumulated depreciation		(542,638)	(468,941)
		$3,537,634	$3,504,679

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $80,474.

NOTE 7 – INTANGIBLE ASSETS

There is no private ownership of land in China. Land is owned by the government and the government grants land use rights for specified terms. The Company’s land use right has a term of 50 years and expires on March 15, 2057. The Company amortizes the land use rights over the term of the respective land use right. For the years ended December 31, 2012 and 2011, amortization of land use rights amounted to $79,322 and $80,186, respectively. At December 31, 2012 and 2011, intangible assets consisted of the following:

		December 31,
	Useful Life	2012	2011
Land use rights	50 years	$3,967,561	$3,935,583
Others	1 year	6,059	6,010
		3,973,620	3,941,593
Less: accumulated depreciation		(468,941)	(386,450)
		$3,504,679	$3,555,143

The estimated amortization expense of intangible assets over each of the next five years and thereafter will be $77,467.